Consolidated Statement of Stockholder's Deficit (Parenthetical) - shares	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Private Placement [Member] | Willow Lane Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants, share	5,145,722	5,145,722